Offerings	Oct. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	128.46
Maximum Aggregate Offering Price	$ 1,541,520,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 134,112.24
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Registrant's Class A common stock, par value $0.001 per share ("Class A Common Stock"), and the Registrant's Class B common stock, par value $0.001 per share ("Class B Common Stock"), that become issuable under the Second Amended and Restated Houlihan Lokey, Inc. 2016 Incentive Award Plan (the "2016 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class A Common Stock or Class B Common Stock. (2) The shares authorized for issuance under the 2016 Plan can be either in the form of Class A Common Stock or Class B Common Stock (that is convertible to Class A Common Stock on a one-for-one basis), as determined by the Registrant. As a result, we have registered the maximum number of shares of Class A Common Stock and the maximum number of Class B Common Stock that could be issued. (3) For purposes of computing the registration fee only. Pursuant to Rule 457(h) of the Securities Act, the Proposed Maximum Offering Price Per Share is based upon the average of the high and low prices of Class A Common Stock, as reported on the New York Stock Exchange on October 19, 2026, which was $128.46 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, $0.001 par value
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	128.46
Maximum Aggregate Offering Price	$ 1,541,520,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 134,112.24
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Registrant's Class A common stock, par value $0.001 per share ("Class A Common Stock"), and the Registrant's Class B common stock, par value $0.001 per share ("Class B Common Stock"), that become issuable under the Second Amended and Restated Houlihan Lokey, Inc. 2016 Incentive Award Plan (the "2016 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class A Common Stock or Class B Common Stock. (2) The shares authorized for issuance under the 2016 Plan can be either in the form of Class A Common Stock or Class B Common Stock (that is convertible to Class A Common Stock on a one-for-one basis), as determined by the Registrant. As a result, we have registered the maximum number of shares of Class A Common Stock and the maximum number of Class B Common Stock that could be issued. (3) For purposes of computing the registration fee only. Pursuant to Rule 457(h) of the Securities Act, the Proposed Maximum Offering Price Per Share is based upon the average of the high and low prices of Class A Common Stock, as reported on the New York Stock Exchange on October 19, 2026, which was $128.46 per share.